May 21, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	ING Variable Portfolios, Inc.
(File Nos. 333-05173; 811-7651)

Ladies and Gentlemen:

On behalf of ING Variable Portfolios, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated May 1, 2013, to the Prospectuses dated April 30, 2013 for ING WidosmTreeSM Global High-Yielding Equity Index Portfolio.

The purpose of the filing is to submit the 497(e) filing dated May 1, 2013 in XBRL for the ING WisdomTreeSM Global High-Yielding Equity Index Portfolio.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
ING Investment Management — ING Funds

7337 E. Doubletree Ranch Rd. Suite 100 Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700 www.ingfunds.com